Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 135,757	$ 5,906,660
Equity instruments	1,034,178	2,694,291
Debt instruments	7,315,757	888,715
Total plan assets	8,485,692	9,489,666
Change in the liability for defined benefits
Payments by the fund	(62,337,560)
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	135,757	5,906,660
Equity instruments	1,034,178	2,694,291
Debt instruments	7,315,757	888,715
Total plan assets	8,485,692	9,489,666	$ 5,228,909
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,212,114,331	1,263,708,928
Service costs	19,762,661	23,107,851
Financing costs	96,331,015	91,270,383
Past service costs		(33,244)
Payments by the fund	(59,417,940)	(56,778,359)
Amount of (gains) and losses recognized through other comprehensive income:	(12,594,541)	(108,589,515)
Modifications to the pension plan	(6,609,657)	(571,713)
Remeasurements	(1,471)
Reductions	(26,399)
Defined benefit liabilities at end of year	$ 1,249,557,999	$ 1,212,114,331